Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract assets [abstract]
Contract assets, beginning balance	€ 449	€ 0
First application of new IFRS impacts	400
Additions	914
Disposals	(858)
Transfers	3
Translation differences and hyperinflation adjustments	(10)
Contract assets, ending balance	449
Contract liabilities [abstract]
Contract liabilities, beginning balance	0
First application of new IFRS impacts	204
Additions	8,119
Disposals	(7,926)
Transfers	1,557
Translation differences and hyperinflation adjustments	(6)
Contract liabilities, ending balance	1,948
Long-term contracts
Contract assets [abstract]
Contract assets, beginning balance	108	0
First application of new IFRS impacts	68
Additions	153
Disposals	(2)
Transfers	(110)
Translation differences and hyperinflation adjustments	(1)
Contract assets, ending balance	108
Contract liabilities [abstract]
Contract liabilities, beginning balance	0
First application of new IFRS impacts	106
Additions	558
Disposals	(295)
Transfers	240
Translation differences and hyperinflation adjustments	4
Contract liabilities, ending balance	613
Long-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	114	0
First application of new IFRS impacts	71
Additions	156
Disposals	(2)
Transfers	(110)
Translation differences and hyperinflation adjustments	(1)
Contract assets, ending balance	114
Long-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(6)	0
First application of new IFRS impacts	(3)
Additions	(3)
Disposals	0
Transfers	0
Translation differences and hyperinflation adjustments	0
Contract assets, ending balance	(6)
Short-term contracts
Contract assets [abstract]
Contract assets, beginning balance	341	0
First application of new IFRS impacts	332
Additions	761
Disposals	(856)
Transfers	113
Translation differences and hyperinflation adjustments	(9)
Contract assets, ending balance	341
Contract liabilities [abstract]
Contract liabilities, beginning balance	0
First application of new IFRS impacts	98
Additions	7,561
Disposals	(7,631)
Transfers	1,317
Translation differences and hyperinflation adjustments	(10)
Contract liabilities, ending balance	1,335
Short-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	364	0
First application of new IFRS impacts	354
Additions	764
Disposals	(857)
Transfers	113
Translation differences and hyperinflation adjustments	(10)
Contract assets, ending balance	364
Short-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(23)	€ 0
First application of new IFRS impacts	(22)
Additions	(3)
Disposals	1
Transfers	0
Translation differences and hyperinflation adjustments	1
Contract assets, ending balance	€ (23)
Minimum
Contract liabilities [abstract]
Contract liabilities performance period	24 months
Maximum
Contract liabilities [abstract]
Contract liabilities performance period	10 years